SCHEDULE OF COMPONENTS OF THE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
China					$ 292,891	$ 340,127
Total current					292,891	340,127
Deferred:
China					(18,570)
Total deferred			$ 1,419		(18,570)
Total income tax expense	$ (322)	$ 74,094	$ 643	$ 292,146	$ 274,321	$ 340,127